Fair value of financial assets and liabilities_Financial assets by category (Details)	Jun. 30, 2018 KRW (₩)		Jun. 30, 2018 USD ($)		Dec. 31, 2017 KRW (₩)
Disclosure of financial assets [Line Items]
Financial assets at FVTPL	₩ 6,340,704,000,000	[1]	$ 5,703,098,000	[1]	₩ 0
Financial assets at FVTPL (IAS 39)	0		0		5,843,077,000,000
Financial assets at FVTOCI	14,644,608,000,000	[1]	13,171,981,000	[1]	0
AFS financial assets	0		0		15,352,950,000,000
Financial assets at amortized cost	295,422,132,000,000
Held-to-maturity financial assets	0		0		16,749,296,000,000
Loans and receivables	0		0		267,106,204,000,000
Derivative assets for hedging	12,395,000,000		$ 11,149,000		59,272,000,000
Total	316,419,839,000,000				305,110,799,000,000
Deposits
Disclosure of financial assets [Line Items]
Financial assets at FVTPL	24,921,000,000
Financial assets at FVTPL (IAS 39)					25,972,000,000
Financial assets at amortized cost	17,770,356,000,000
Loans and receivables					8,868,378,000,000
Total	17,795,277,000,000				8,894,350,000,000
Securities at fair value through profit or loss
Disclosure of financial assets [Line Items]
Financial assets at FVTPL	3,587,605,000,000
Financial assets at FVTPL (IAS 39)					2,701,330,000,000
Total	3,587,605,000,000				2,701,330,000,000
Securities at FVTOCI
Disclosure of financial assets [Line Items]
Financial assets at FVTOCI	14,644,608,000,000
Total	14,644,608,000,000
AFS financial assets
Disclosure of financial assets [Line Items]
AFS financial assets					15,352,950,000,000
Total					15,352,950,000,000
Securities at amortized cost
Disclosure of financial assets [Line Items]
Financial assets at amortized cost	17,702,129,000,000
Total	17,702,129,000,000
HTM financial assets
Disclosure of financial assets [Line Items]
Held-to-maturity financial assets	0				16,749,296,000,000
Total					16,749,296,000,000
Loans
Disclosure of financial assets [Line Items]
Financial assets at FVTPL	336,967,000,000
Financial assets at amortized cost	248,794,014,000,000
Loans and receivables					251,523,301,000,000
Total	249,130,981,000,000				251,523,301,000,000
Derivatives instruments assets
Disclosure of financial assets [Line Items]
Financial assets at FVTPL	2,391,211,000,000
Financial assets at FVTPL (IAS 39)					3,115,775,000,000
Derivative assets for hedging	12,395,000,000				59,272,000,000
Total	2,403,606,000,000				3,175,047,000,000
Loans and receivables (Other financial assets)
Disclosure of financial assets [Line Items]
Financial assets at amortized cost	11,155,633,000,000
Loans and receivables					6,714,525,000,000
Total	₩ 11,155,633,000,000				₩ 6,714,525,000,000

[1]	The consolidated interim statements of financial position as of June 30, 2018 was prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated accordance with IFRS 9.